91-783

For Internal Use Only
Sec File No. 9-[redacted]

06060606

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	June 30, 2007
Estimated average burden hours per response	2.00

SEP 27 2006
DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Board Options Exchange, Incorporated
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Clearinghouse
3. Class of New Derivative Securities Product:
   Exchange traded fund classified as an Index Portfolio Receipt under CBOE Rules
4. Name of Underlying Instrument:
   The CBOE Exchange Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   EXQ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NYSE and Nasdaq
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):
   2,000 contracts (CBOE Rule 24.4B. Position Limites for Options on Narrow-Based Indexes)

PROCESSED
OCT 31 2006
THOMSON FINANCIAL

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Edward J. Joyce

Title:
President and Chief Operating Officer

Telephone Number:
312/786-5600

Manual Signature of Official Responsible for Form:
Edward J. Joyce

Date:
September 22, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 27, 2006

CBOE
CHICAGO BOARD OPTIONS EXCHANGE

Jenny L. Klebes
Senior Attorney

t: 312 786-7466
f: 312 786-7919
klebes@cboe.com

September 22, 2006

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 27 2006
DIVISION OF MARKET REGULATION

Via Facsimile & U.S. Mail
Ms. Florence Harmon
Division of Market Regulation
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549-9303

Re: Form 19b-4(e) Filing for Options on a Narrow-Based Index

Dear Ms. Harmon:

Please find the original and nine (9) copies of Form 19b-4(e), relating to The Chicago Board Options Exchange, Inc.'s listing on September 19, 2006 of options on a narrow-based index known as the CBOE Exchange Index.

If you have any questions, please call me at 312/786-7466.

Very truly yours,

Jenny L. Klebes

Jenny L. Klebes

Enclosures

cc: Joe Levin
Bill Speth

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 27, 2006